CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Cash equivalents	$ 123.2	$ 440.3
Allowances	$ 86.7	$ 106.9
Common stock, par value	$ 0.25	$ 0.25
Common stock, shares authorized	1,500,000,000	1,500,000,000
Common stock, shares issued	751,400,000	750,300,000
Treasury stock	315,900,000	315,600,000